UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21901

ALPINE TOTAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174		Sarah E. Cogan, Esq. Simpson Thacher & Bartlett LLP 425 Lexington Ave New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1 – Schedule of Investments.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS

January 31, 2008 (Unaudited)

		Value
Description	Shares	(Note 1)

COMMON STOCKS (94.3%)
Australia (3.4%)
Asciano Group	2,500,000	$12,322,776
AXA Asia Pacific Holdings, Ltd.	6,700,000	35,606,998
Boart Longyear Group*	12,336,041	21,890,055
Macquarie Group, Ltd.	550,000	32,039,218
Zinifex, Ltd.	972,276	8,957,536
		110,816,583
Belgium (1.6%)
InBev NV	625,000	50,965,984

Brazil (0.9%)
Cia Vale do Rio Doce(1)	950,000	28,481,000

Canada (0.9%)
Rogers Communications, Inc.	798,000	30,511,648

Denmark (1.7%)
FLSmidth & Co. AS	428,100	37,486,716
NKT Holding AS	272,700	20,289,045
		57,775,761
Finland (7.7%)
Metso Oyj.	1,065,000	49,431,783
Nokia Oyj.(1)	2,100,000	77,595,000
Outokumpu Oyj.	1,100,000	34,359,157
Sampo Oyj.	2,206,000	57,295,720
Wartsila Oyj.	517,000	32,774,155
		251,455,815
France (2.8%)
Alstom	100,000	19,872,738
Neopost SA	221,045	22,290,832
Vinci SA	750,000	50,644,485
		92,808,055
Germany (3.6%)
Fresenius Medical Care AG & Co.	1,171,062	60,099,996
MTU Aero Engines Holding AG	300,000	15,944,873
ThyssenKrupp AG*	370,000	18,070,113
Tognum AG*	957,319	23,255,865
		117,370,847
Hong Kong (0.0%)
China Mobile, Ltd.(1)	13,251	1,001,776

Ireland (3.6%)
Allied Irish Banks PLC	825,000	18,128,094
Anglo Irish Bank Corp. PLC	4,570,000	64,103,519
Bank of Ireland	725,000	10,573,792
C&C Group PLC	4,040,000	26,142,307
		118,947,712
Italy (3.2%)
Azimut Holding S.p.A.	1,919,000	22,524,278
Pirelli & C S.p.A*	15,000,000	15,576,915
Saipem S.p.A	1,490,000	51,303,689
Unipol Gruppo Finanziario S.p.A	3,000,000	7,849,784
Unipol Gruppo Finanziario S.p.A	3,000,000	8,416,217
		105,670,883
Japan (1.5%)
Nintendo Co., Ltd.	101,200	50,435,846

Mexico (2.2%)
America Movil SAB de C.V.(1)	1,198,500	71,802,135

Netherlands (0.8%)
Nutreco Holding NV	393,500	$25,149,882

Norway (2.7%)
Aker Yards ASA	630,200	5,561,839
Fred Olsen Energy ASA	491,000	24,048,831
ProSafe SE	916,860	12,963,763
Seadrill, Ltd.*	926,700	18,926,402
StatoilHydro ASA	1,000,000	25,727,989
		87,228,824
Russia (2.6%)
Mobile TeleSystems OJSC(1)	600,000	49,902,000
Vimpel-Communications OJSC(1)	1,050,000	36,162,000
		86,064,000
Singapore (0.0%)
Parkway Holdings, Ltd.	600,000	1,511,644

South Korea (0.6%)
Hanmi Semiconductor Co., Ltd.	916	7,565
Macquarie Korea Infrastructure Fund(2)	2,629,023	18,797,514
		18,805,079
Spain (0.2%)
Inditex SA	100,000	4,980,450

Sweden (10.3%)
Atlas Copco AB	2,407,000	34,047,670
BE Group AB	600,000	4,974,421
Hennes & Mauritz AB	568,225	30,543,249
JM AB	1,293,087	24,184,856
NCC AB	885,900	19,145,036
Sandvik AB	2,326,800	33,278,921
Scania AB	1,000,000	20,510,644
Skanska AB	3,072,550	52,154,466
SKF AB	1,000,000	17,799,467
TeliaSonera AB	7,681,000	67,604,341
Volvo AB	2,575,000	34,400,516
		338,643,587
Switzerland (4.4%)
ABB, Ltd.	2,780,000	68,940,502
Julius Baer Holding AG	288,273	19,952,642
Nestle SA	120,000	53,631,905
UBS AG - Registered	80,000	3,280,836
		145,805,885
Taiwan (0.3%)
Chunghwa Telecom Co., Ltd.(1)	500,000	10,515,000

Turkey (0.6%)
Turkcell Iletisim Hizmet AS(1)	853,935	19,409,943

United Kingdom (8.8%)
Emap PLC	4,476,376	81,849,104
European Capital, Ltd.	1,825,000	16,021,624
Man Group PLC	5,235,625	56,897,651
Premier Foods PLC	5,020,000	13,326,639
Reed Elsevier PLC	5,243,114	63,078,348
Southern Cross Healthcare, Ltd.	1,675,000	11,674,505
United Business Media PLC	1	11
Whitbread PLC	1,737,615	46,992,451
		289,840,333
United States (30.0%)
Aircastle, Ltd.	914,200	22,471,036
Allegheny Technologies, Inc.	428,900	30,194,560
Altria Group, Inc.	525,000	39,805,500
American Capital Strategies, Ltd.	675,000	23,739,750
American Electric Power Co., Inc	180,000	7,709,400
AT&T, Inc.	750,000	28,867,500
BlackRock Kelso Capital Corp.	450,000	6,714,000
Bristol-Myers Squibb Co.	125,000	2,898,750
Brookdale Senior Living, Inc.	361,900	$8,077,608
CBS Corp. – Class B	525,600	13,239,864

Citigroup, Inc.	435,000	12,275,700
Cleveland-Cliffs, Inc.	290,615	29,596,232
ConAgra Foods, Inc.	970,000	20,884,100
Diamond Offshore Drilling, Inc.	132,000	14,906,760
Eli Lilly & Co.	115,000	5,924,800
Embarq Corp.	230,000	10,419,000
Financial Select Sector SPDR Fund	275,000	7,953,000
FirstEnergy Corp.	105,000	7,478,100
Fluor Corp.	121,500	14,782,905
Forestar Real Estate*	241,632	5,518,875
Fortress Investment Group LLC - Class A	427,000	6,323,870
GateHouse Media, Inc.	2,575,600	25,318,148
Genco Shipping & Trading, Ltd.	212,500	10,480,500
General Electric Co.	900,000	31,869,000
Goldman Sachs Group, Inc.	115,000	23,088,550
Guaranty Financial Group*	755,500	10,501,450
Hess Corp.	90,000	8,174,700
Intel Corp.	665,000	14,098,000
iStar Financial, Inc.	160,000	4,268,800
Ltd. Brands, Inc.	538,900	10,287,601
Macquarie Infrastructure Co., LLC	1,262,215	41,728,828
Mechel(1)	42,500	3,957,600
Microchip Technology, Inc.	245,000	7,817,950
Monsanto Co.	40,000	4,497,600
Overseas Shipholding Group, Inc.	148,700	9,698,214
PepsiCo, Inc.	940,000	64,098,600
Pfizer, Inc.	875,000	20,466,250
Principal Financial Group, Inc.	650,400	38,770,344
Procter & Gamble Co.	150,000	9,892,500
The Progressive Corp.	570,000	10,579,200
Raytheon Co.	550,000	35,827,000
Regal Entertainment Group	1,456,300	26,999,802
Schlumberger, Ltd.	460,000	34,711,600
Ship Finance International, Ltd.	100,000	2,612,000
Sinclair Broadcast Group, Inc. – Class A	840,000	7,560,000
Southern Co.	200,000	7,270,000
Teekay Corp.	100,000	4,730,000
Temple-Inland, Inc.	1,506,597	28,248,694
Textron, Inc.	482,230	27,028,992
Time Warner, Inc.	1,800,000	28,332,000
United Technologies Corp.	460,000	33,768,600
Verizon Communications, Inc.	735,000	28,547,400
VF Corp.	495,700	38,352,309
Weyerhaeuser Co.	160,000	10,835,200
		984,198,742
TOTAL COMMON STOCKS (Identified Cost $3,410,680,885)		3,100,197,414

INVESTMENT COMPANIES (0.5%)
United States (0.5%)
PennantPark Investment Corp.	1,386,800	15,629,236

TOTAL INVESTMENT COMPANIES (Identified Cost $20,588,100)		15,629,236

MASTER LIMITED PARTNERSHIPS (0.4%)
United States (0.4%)
The Blackstone Group LP	650,000	11,927,500

TOTAL MASTER LIMITED PARTNERSHIPS (Identified Cost $16,903,925)		11,927,500

PARTICIPATION NOTES (1.4%)
Malaysia (1.0%)
Telekom Malaysia*	9,000,000	31,432,545

Taiwan (0.4%)
Hung Sheng Construction*	4,000,000	$2,742,409
Lite-On Technology*	9,583	14,004
Taiwan Hon Chuan*	40,000	31,155
Taiwan Mobile Co.*	7,500,000	10,727,111
		13,514,679
TOTAL PARTICIPATION NOTES (Identified Cost $46,894,780)		44,947,224

	Maturity		Value
Description	Date	Shares	(Note 1)

EQUITY - LINKED STRUCTURED NOTES (3.3%)
Euro Currency Unit (1.3%)
Morgan Stanley - Ryanair Holdings PLC*	10/28/2008	7,411,000	41,840,644

Netherlands (1.2%)
Morgan Stanley - ASML Holdings*	06/15/2008	1,718,750	40,316,254

United States (0.8%)
Morgan Stanley - Fortress Investment Group LLC - Class A*	09/10/2008	1,675,800	24,818,598

TOTAL EQUITY - LINKED STRUCTURED NOTES (Identified Cost $141,598,800)			106,975,496

	Interest		Value
Description	Rate	Shares	(Note 1)

SHORT TERM INVESTMENTS (1.3%)
Blackrock Liquidity Fds Tempfund(3)	4.253%	3,378	3,378
Morgan Stanley Money Market Fund(3)	5.037%	9,866,942	9,866,942
Reserve Primary Fund	4.486%	33,000,000	33,000,000
			42,870,320
TOTAL SHORT TERM INVESTMENTS (Identified Cost $42,870,320)			42,870,320

TOTAL INVESTMENTS (101.2%) (Identified Cost $3,679,536,810)			3,322,547,190

TOTAL LIABILITIES LESS OTHER ASSETS (-1.2%)			(37,843,456)

NET ASSETS (100.0%)			$3,284,703,734

OUTSTANDING FORWARD CURRENCY CONTRACTS

					Unrealized
	Expiration	Units Per		Currency Value	Gain/
Description	Date	Contract		In $USD	(Loss)
Contracts Purchased:
Great Britain Pound	3/7/08	61,450,000	(GBP)	$121,927,022	$1,645,051
				$121,927,022	$1,645,051
Contracts Sold:
Australian Dollar	3/19/08	57,400,000	(AUD)	51,171,233	(2,200,997)
Danish Krone	3/19/08	85,200,000	(DKK)	16,968,677	(528,006)
European Euro	3/19/08	250,300,000	(EUR)	371,591,027	(11,363,051)
Great Britain Pound	3/7/08	189,000,000	(GBP)	375,007,441	7,766,699
Norwegian Kroner	3/19/08	225,700,000	(NOK)	41,582,026	(1,079,849)
Swedish Krona	3/19/08	1,934,300,000	(SEK)	303,523,687	(9,480,782)
Swiss Franc	3/19/08	64,000,000	(CHF)	9,270,894	(3,497,765)
				$1,169,114,985	$(20,383,751

*  Non-income producing security.

(1) ADR - American Depositary Receipt.

(2) GDR - Global Depositary Receipt.

(3)  Investments in other funds are calculated at their respective net asset value as determined by those funds, in accordance with the Investment Company Act of 1940. The interest rate shown represents the rate at January 31, 2008.

Common Abbreviations:

AB	Aktiebolag is the Swedish equivalent of the term corporation.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
ASA	Allmennaksjeselskap is the Norweigan term for a public limited company.
Bhd	Berhad is the Malaysian term for private limited company.
Co.	Company
Corp.	Corporation
Inc.	Incorporated
Ltd.	Limited
SA	Generally designates corporations in various countries, mostly those employing the civil law.
SA de C.V.	A variable capital company.
SAB de C.V.	A variable capital company.
SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly
SE	applicable in all Member States.

See Notes to Quarterly Portfolio Investments.

NOTES TO QUARTERLY PORTFOLIO INVESTMENTS

January 31, 2008

1. Organization:

Alpine Total Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on October 27, 2006, and had no operating history prior to January 26, 2007. The Fund has an investment objective to invest in equity securities that provide high current dividend income. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund had no operations prior to January 26, 2007 other than matters relating to its organization and the sale and issuance of 5,235.602 shares of beneficial interest in the Fund to Alpine Woods Capital Investors, LLC (“Alpine Woods”) at a net asset value of $19.10 per share. Alpine Woods serves as the Fund’s investment adviser. The Fund’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “AOD”.

The following summarizes the significant accounting policies of the Fund.

2. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value..

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and overthe- counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

3. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of  foreign price is not readily available then securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statements of Operations.

4.  Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

5. Equity Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

6. Income Tax

Income Tax - Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross appreciation (excess of value over tax cost)	85,150,420
Gross depreciation (excess of tax cost over value)	(458,478,574)
Net unrealized appreciation/(depreciation)	(373,328,154)
Cost of investments for income tax purposes	3,695,875,344

7. New Accounting Pronouncements:

In September 2006, the FASB issued FASB Statement No. 157, “Fair Valuation Measurement” (“SFAS No. 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is currently evaluating the potential impact the adoption of SFAS No. 157 will have on the Fund’s financial statements.

Item 2 – Controls and Procedures.

(a)                                  The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE TOTAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 28, 2008

By:	/s/ Sheldon Flamm
Sheldon Flamm
Chief Financial Officer (Principal Financial Officer)

Date:	March 28, 2008

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